Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Discontinued Operations Balance Sheets and Statements of Operations and Comprehensive Loss

Reconciliation of the amounts of income and losses from discontinued operations in the consolidated statements of operations and comprehensive income/ (loss) for the year ended December 31, 2023 and 2022:

	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022

REVENUE	$-	$25,782

COST OF REVENUE	-	-

GROSS PROFIT	-	25,782

OPERATING EXPENSES:
Selling and marketing	-	-
General and administrative
Payroll and related benefits	-	-
Professional fees	1,528	1,220
Other general and administrative	812	5,559

Total Operating Expenses	2,340	6,779

NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$(2,340)	$19,003

As of November 18, 2023, the assets and liabilities of discontinued operations and reconciliation of gain on sale of discontinued operations of MMBD Advisory and MM Capital, MM SPC and Fundex SPC is as follows:

November 18,
2023
CURRENT ASSETS:
Cash and cash equivalents	$15,280
Accounts receivable, net	95,774
Total current assets of discontinued operations	111,054

Total assets of discontinued operations	$111,054

CURRENT LIABILITIES:
Accrued liabilities and other payables	29,655
Total current liabilities of discontinued operations	29,655

Total liabilities of discontinued operations	$29,655

Total consideration received	1,500
Less: carrying amount of net assets	81,399
Total loss on sale of discontinued operations	$(79,899)